Retirement-Related Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Plan(s) | Sovereign Debt
INVESTMENT POLICIES AND STRATEGIES
Fair Value of Plan Assets	$ 1,000
Non-U.S. Plans | Italy Spain and Ireland | Maximum
INVESTMENT POLICIES AND STRATEGIES
Fair value of plan assets as percent of total non-US plan assets	1.00%
Non-U.S. Plans | Sovereign Debt
INVESTMENT POLICIES AND STRATEGIES
Fair Value of Plan Assets	11,000
Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Period over which changes in fair value of plan assets recognized (in years)	5 years
Defined Benefit Pension Plans | U.S. Plan(s)
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Discount rate (as a percent)	5.00%	5.60%	5.75%
Expected long-term returns on plan assets (as a percent)	8.00%	8.00%	8.00%
Weighted-average assumptions used to measure benefit obligations at December 31:
Discount rate (as a percent)	4.20%	5.00%	5.60%
DISCOUNT RATE
Increase (decrease) in net periodic income (cost) due to change in discount rate	(171)	(40)	(70)
Increase in projected benefit obligation due to change in discount rate	4,216	2,943
INVESTMENT POLICIES AND STRATEGIES
Fair Value of Plan Assets	51,218	50,259	47,269
Defined Benefit Pension Plans | Non-U.S. Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Discount rate (as a percent)	4.33%	4.84%	4.89%
Expected long-term returns on plan assets (as a percent)	6.41%	6.56%	6.73%
Rate of compensation increase (as a percent)	2.37%	2.92%	3.09%
Weighted-average assumptions used to measure benefit obligations at December 31:
Discount rate (as a percent)	4.28%	4.33%	4.84%
Rate of compensation increase (as a percent)	2.43%	2.37%	2.92%
INVESTMENT POLICIES AND STRATEGIES
Target allocation, equity securities (as a percent)	37.00%	47.00%
Target allocation, fixed income securities (as a percent)	51.00%
Target allocation, real estate (as a percent)	3.00%
Target allocation, other investments (as a percent)	9.00%
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Fair Value of Plan Assets	35,362	35,722	34,305
Personal Pension Plan (PPP)
INTEREST CREDITING RATE
Percentage interest rate added to average interest from August to October of the one-year U.S Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)	1.00%	1.00%
Interest crediting rate (as a percent)	1.30%	1.40%	2.80%	5.20%
Increase (decrease) in net periodic (income) cost due to change in interest crediting rate	4	62	151
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Expected long-term returns on plan assets (as a percent)	8.00%	8.00%	8.00%
INVESTMENT POLICIES AND STRATEGIES
Target allocation, equity securities (as a percent)	43.00%
Target allocation, fixed income securities (as a percent)	46.00%
Target allocation, real estate (as a percent)	6.00%
Target allocation, other investments (as a percent)	5.00%
Commitments for future investments in private markets	2,663
Fair Value of Plan Assets	51,218	50,259
Nonpension Postretirement Plans
DISCOUNT RATE
Increase in accumulated projected benefit obligation due to change in discount rate	359	240
HEALTHCARE COST TREND RATE
Health care cost trend rate assumed for next fiscal year (as a percent)	7.50%
Health care cost trend rate assumed over the next five years (as a percent)	5.00%
Nonpension Postretirement Plans | U.S. Plan(s)
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Discount rate (as a percent)	4.80%	5.40%	5.75%
Weighted-average assumptions used to measure benefit obligations at December 31:
Discount rate (as a percent)	3.90%	4.80%	5.40%
INVESTMENT POLICIES AND STRATEGIES
Fair Value of Plan Assets	38	35	33
Nonpension Postretirement Plans | Non-U.S. Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31:
Discount rate (as a percent)	7.75%	7.92%	7.36%
Expected long-term returns on plan assets (as a percent)	9.07%	9.16%	9.19%
Weighted-average assumptions used to measure benefit obligations at December 31:
Discount rate (as a percent)	7.37%	7.75%	7.92%
INVESTMENT POLICIES AND STRATEGIES
Fair Value of Plan Assets	$ 112	$ 120	$ 104